Accounts payable, accruals and other payables (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Financial items
Accounts payables		$ 6,654,118	$ 6,806,786
Captain payables		464,051	732,402
Salaries payable		153,565	269,121
Accrued expenses		331,284	245,810
Credit facility		436,523	451,336
Bank Loans.		273,824
LTRA payable		61,727	101,200
Other payables		540,759	120,547
Total		8,915,851	8,727,202
LTRA payable non-current portion			(16,867)
Accounts payable accruals and other current payables		8,915,851	8,710,335
Non-financial items
Deferred income and advances from customers	[1]	62,875
Total accounts payable, accruals and other payables		$ 8,978,726	$ 8,710,335

[1]	Advances from individual customers (e-wallets) are used by customers against future bookings.